Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, gain (loss) on derivative, net	$ (1,967,072)	$ 3,194,580	$ 7,266,703	$ (3,168,020)	$ (13,271,308)	$ (276,100)